Provision for risks (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision for risks, Beginning balance	R$ 2,629	R$ 1,442
Additions	855	1,702
Payments	(222)	(368)
Reversals	(942)	(179)
Transfers(*)	(403)
Monetary adjustment	231	145
Exchange rate changes	10	(24)
Liabilities related to assets held for sale or distribution		(89)
Deconsolidation Éxito	(7)
Provision for risks, Ending balance	2,151	2,629
Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for risks, Beginning balance	1,761	845
Additions	98	1,030
Payments	(93)	(61)
Reversals	(370)	(40)
Transfers(*)	(403)
Monetary adjustment	114	58
Exchange rate changes	7	(15)
Liabilities related to assets held for sale or distribution		(56)
Deconsolidation Éxito	(6)
Provision for risks, Ending balance	1,108	1,761
Social Security And Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for risks, Beginning balance	668	361
Additions	659	580
Payments	(67)	(188)
Reversals	(539)	(119)
Transfers(*)
Monetary adjustment	84	49
Exchange rate changes	1	(3)
Liabilities related to assets held for sale or distribution		(12)
Deconsolidation Éxito	(2)
Provision for risks, Ending balance	804	668
Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Provision for risks, Beginning balance	200	236
Additions	98	92
Payments	(62)	(119)
Reversals	(33)	(20)
Transfers(*)
Monetary adjustment	33	38
Exchange rate changes	2	(6)
Liabilities related to assets held for sale or distribution		(21)
Deconsolidation Éxito	1
Provision for risks, Ending balance	R$ 239	R$ 200